Qualitative and Quantitative Information of Financial Risks - Schedule of Due Date of Financial and Other Liabilities (Parenthetical) (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Amount	€ 197,512	€ 220,219
Lease liabilities	19,982	23,127	€ 25,621
Bank Loans
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Amount	134,587	170,562
Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities	€ 49,681	€ 49,620